Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - CAD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Net earnings		$ 387	$ 346	$ 899	$ 830
Other comprehensive income (loss)
Unrealized foreign currency translation gains (losses)	[1]	182	(339)	564	(383)
Other	[2]	(1)	5	3	3
Other comprehensive income (loss)		181	(334)	567	(380)
Comprehensive income		568	12	1,466	450
Comprehensive income attributable to:
Non-controlling interests		56	(1)	132	25
Preference equity shareholders		18	17	36	33
Common equity shareholders		494	(4)	1,298	392
Comprehensive income		$ 568	$ 12	$ 1,466	$ 450

[1]	Net of hedging activities and income tax recovery of $2 million and $8 million for the three and six months ended June 30, 2024, respectively (three and six months ended June 30, 2023 - income tax expense of $6 million)
[2]	Net of income tax expense of $nil for the three and six months ended June 30, 2024 (three and six months ended June 30, 2023 - income tax expense of $2 million)